Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

(16) Related Party Transactions

On October 10, 2014, U.S. Bancorp announced the appointment of Kimberly Harris to its board of directors effective October 20, 2014. Ms. Harris is the president and chief executive officer of both Puget Energy and PSE. U.S. Bancorp is the parent company of U.S. Bank N.A., which directly or through its subsidiaries or affiliates provides credit, banking, investment and trust services to both Puget Energy and PSE. For the year ended December 31, 2014, Puget Energy and PSE paid a total of approximately $1.0 million in fees and interest to U.S. Bank N.A. and its subsidiaries or affiliates.

In 2006, PSE entered into a revolving credit facility with Puget Energy in the form of a Demand Promissory Note (Note). At December 31, 2014 and 2013, the outstanding balance of the Note was $28.9 million and $29.6 million, respectively, and the interest rate was 0.391% and 0.325%, respectively. (See Note 7).